Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 3,377	R 4,093
Movements recognised in the income statement:	407	467
current service cost	44	63
interest cost	394	404
curtailments and settlements	(31)
Actuarial (gains) losses recognised in other comprehensive income:	201	(1,040)
arising from changes in financial assumptions	527	(982)
arising from changes in demographic assumptions		(3)
arising from change in actuarial experience	(326)	(55)
Benefits paid	(209)	(202)
Transferred to held for sale assets		(8)
Translation of foreign operations	(63)	67
Ending balance	3,713	3,377
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	2,992	3,825
Movements recognised in the income statement:	413	440
current service cost	26	45
interest cost	387	395
Actuarial (gains) losses recognised in other comprehensive income:	237	(1,085)
arising from changes in financial assumptions	539	(1,026)
arising from change in actuarial experience	(302)	(59)
Benefits paid	(186)	(180)
Transferred to held for sale assets		(8)
Ending balance	3,456	2,992
United States
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	385	268
Movements recognised in the income statement:	(6)	27
current service cost	18	18
interest cost	7	9
curtailments and settlements	(31)
Actuarial (gains) losses recognised in other comprehensive income:	(36)	45
arising from changes in financial assumptions	(12)	44
arising from changes in demographic assumptions		(3)
arising from change in actuarial experience	(24)	4
Benefits paid	(23)	(22)
Translation of foreign operations	(63)	67
Ending balance	R 257	R 385